UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities         Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$846,144,504
Total Investments (Cost — $703,716,712) — 100.1%	846,144,504
Liabilities in Excess of Other Assets — (0.1)%	(736,853)

Net Assets — 100.0%	$845,407,651

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $846,144,504 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2014	1

Schedule of Investments December 31, 2014 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.6%
Esterline Technologies Corp. (a)	63,300	$6,942,744
GenCorp, Inc. (a)(b)	457,000	8,363,100
The KEYW Holding Corp. (a)(b)	423,900	4,400,082
Teledyne Technologies, Inc. (a)	39,500	4,058,230
Triumph Group, Inc.	94,300	6,338,846

		30,103,002
Air Freight & Logistics — 0.8%
UTi Worldwide, Inc. (a)	572,643	6,911,801
Auto Components — 1.0%
Tenneco, Inc. (a)	145,053	8,211,450
Automobiles — 0.8%
Thor Industries, Inc.	116,298	6,497,569
Banks — 6.2%
Centerstate Banks, Inc.	390,300	4,648,473
FCB Financial Holdings, Inc., Class A (a)	222,200	5,475,008
First BanCorp Puerto Rico (a)	955,000	5,605,850
First Financial Bancorp	81,700	1,518,803
First Horizon National Corp.	153,100	2,079,098
NBT Bancorp, Inc.	41,600	1,092,832
Opus Bank (a)	167,400	4,749,138
PrivateBancorp, Inc.	104,900	3,503,660
S&T Bancorp, Inc.	225,600	6,725,136
TriState Capital Holdings, Inc. (a)	520,100	5,325,824
United Bankshares, Inc.	239,000	8,950,550
United Community Banks, Inc./GA	79,600	1,507,624
Wintrust Financial Corp.	18,100	846,356

		52,028,352
Beverages — 0.5%
Cott Corp.	620,708	4,270,471
Biotechnology — 0.4%
MannKind Corp. (a)(b)	606,045	3,160,525
XOMA Corp. (a)(b)	19,693	70,698

		3,231,223
Building Products — 1.6%
Continental Building Products, Inc. (a)	334,900	5,937,777
Norcraft Cos., Inc. (a)	409,100	7,895,630

		13,833,407
Capital Markets — 0.8%
FXCM, Inc., Class A	410,300	6,798,671
Chemicals — 3.2%
Axiall Corp.	133,278	5,660,317
Huntsman Corp.	202,000	4,601,560
Kraton Performance Polymers, Inc. (a)	332,695	6,916,729
OM Group, Inc.	158,400	4,720,320
Rockwood Holdings, Inc.	62,755	4,945,094

		26,844,020
Commercial Services & Supplies — 0.7%
Matthews International Corp., Class A	126,610	6,162,109
Communications Equipment — 1.5%
ARRIS Group, Inc. (a)	167,500	5,056,825
Ixia (a)(b)	431,000	4,848,750
Procera Networks, Inc. (a)(b)	424,900	3,055,031

		12,960,606

Common Stocks	Shares	Value
Construction & Engineering — 3.3%
EMCOR Group, Inc.	258,000	$11,478,420
MYR Group, Inc. (a)	365,800	10,022,920
Orion Marine Group, Inc. (a)	603,941	6,673,548

		28,174,888
Consumer Finance — 1.9%
Cash America International, Inc.	202,000	4,569,240
Enova International, Inc. (a)	216,243	4,813,569
Ezcorp, Inc., Class A (a)	360,800	4,239,400
Springleaf Holdings, Inc. (a)(b)	63,600	2,300,412

		15,922,621
Containers & Packaging — 0.3%
Rock-Tenn Co., Class A	47,060	2,869,719
Diversified Consumer Services — 0.8%
Lincoln Educational Services Corp. (c)	768,834	2,168,112
Regis Corp. (a)	52,260	875,878
ServiceMaster Global Holdings, Inc. (a)	128,201	3,431,941

		6,475,931
Electric Utilities — 3.6%
ALLETE, Inc.	221,400	12,207,996
El Paso Electric Co.	289,000	11,577,340
PNM Resources, Inc.	216,800	6,423,784

		30,209,120
Electronic Equipment, Instruments & Components — 5.7%
Anixter International, Inc. (a)	107,300	9,491,758
Ingram Micro, Inc., Class A (a)(b)	247,800	6,849,192
OSI Systems, Inc. (a)	118,556	8,390,208
Plexus Corp. (a)	244,000	10,055,240
SYNNEX Corp. (b)	173,700	13,576,392

		48,362,790
Energy Equipment & Services — 1.8%
Carbo Ceramics, Inc.	83,800	3,356,190
McDermott International, Inc. (a)	777,300	2,261,943
Pioneer Energy Services Corp. (a)	195,896	1,085,264
Superior Energy Services, Inc.	311,600	6,278,740
TETRA Technologies, Inc. (a)	388,700	2,596,516

		15,578,653
Food & Staples Retailing — 1.7%
Smart & Final Stores, Inc. (a)	192,700	3,031,171
SUPERVALU, Inc. (a)	1,210,800	11,744,760

		14,775,931
Food Products — 0.4%
Pinnacle Foods, Inc.	86,702	3,060,581
Gas Utilities — 1.9%
Northwest Natural Gas Co.	109,400	5,459,060
South Jersey Industries, Inc.	140,500	8,279,665
Southwest Gas Corp.	30,700	1,897,567

		15,636,292
Health Care Equipment & Supplies — 9.0%
Accuray, Inc. (a)	1,145,628	8,649,491
Hansen Medical, Inc. (a)(b)(c)	3,822,529	2,124,562
Invacare Corp.	680,486	11,404,945

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2014	1

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Lumenis Ltd., Class B (a)	541,922	$5,061,551
Merit Medical Systems, Inc. (a)	480,099	8,320,116
NuVasive, Inc. (a)	324,399	15,298,657
OraSure Technologies, Inc. (a)(c)	915,712	9,285,320
Tandem Diabetes Care, Inc. (a)(b)	313,211	3,977,780
Thoratec Corp. (a)	381,620	12,387,385

		76,509,807
Health Care Providers & Services — 1.5%
Owens & Minor, Inc.	352,243	12,367,252
Hotels, Restaurants & Leisure — 0.5%
Papa John’s International, Inc.	76,860	4,288,788
Household Durables — 0.5%
The New Home Co., Inc. (a)(b)	17,358	251,344
Taylor Morrison Home Corp., Class A (a)	215,929	4,078,899

		4,330,243
Insurance — 3.6%
Argo Group International Holdings Ltd.	108,900	6,040,683
Fidelity & Guaranty Life	262,600	6,373,302
Heritage Insurance Holdings, Inc. (a)	342,400	6,652,832
Maiden Holdings Ltd.	331,800	4,243,722
Safety Insurance Group, Inc.	112,406	7,195,108

		30,505,647
IT Services — 0.7%
Euronet Worldwide, Inc. (a)	106,444	5,843,776
Life Sciences Tools & Services — 1.3%
Pacific Biosciences of California, Inc. (a)(c)	1,346,322	10,555,164
Machinery — 5.3%
Actuant Corp., Class A	303,100	8,256,444
Albany International Corp., Class A	188,100	7,145,919
Barnes Group, Inc.	261,400	9,674,414
CIRCOR International, Inc.	34,329	2,069,352
Crane Co.	127,200	7,466,640
The Manitowoc Co., Inc.	105,100	2,322,710
RBC Bearings, Inc.	127,500	8,227,575

		45,163,054
Media — 2.0%
AMC Entertainment Holdings, Inc., Class A	185,888	4,866,548
Carmike Cinemas, Inc. (a)	151,986	3,992,672
Cumulus Media, Inc., Class A (a)(b)	798,211	3,376,433
Live Nation Entertainment, Inc. (a)	176,549	4,609,694

		16,845,347
Metals & Mining — 1.7%
Haynes International, Inc.	176,495	8,560,007
Materion Corp.	69,186	2,437,423
Rubicon Minerals Corp. (a)	3,854,156	3,738,531

		14,735,961
Multiline Retail — 0.8%
Fred’s, Inc., Class A	409,034	7,121,282
Multi-Utilities — 1.0%
NorthWestern Corp.	141,600	8,011,728
Oil, Gas & Consumable Fuels — 3.3%
Africa Oil Corp. (a)(b)	914,900	1,897,839

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Bill Barrett Corp. (a)	523,120	$5,958,337
Emerald Oil, Inc. (a)(b)	975,917	1,171,100
Navigator Holdings Ltd. (a)	37,300	785,538
Oasis Petroleum, Inc. (a)	436,724	7,223,415
SM Energy Co.	211,400	8,155,812
StealthGas, Inc. (a)	433,700	2,736,647

		27,928,688
Paper & Forest Products — 1.0%
PH Glatfelter Co.	242,800	6,208,396
Schweitzer-Mauduit International, Inc.	46,840	1,981,332

		8,189,728
Professional Services — 1.2%
Kforce, Inc.	436,800	10,539,984
Real Estate Investment Trusts (REITs) — 8.7%
Armada Hoffler Properties, Inc.	434,569	4,124,060
Ashford Hospitality Prime, Inc.	341,005	5,851,646
CyrusOne, Inc.	275,347	7,585,810
Education Realty Trust, Inc. (b)	296,948	10,865,327
LTC Properties, Inc.	272,986	11,784,806
Monmouth Real Estate Investment Corp. (b)	567,972	6,287,450
Pennsylvania Real Estate Investment Trust	641,209	15,042,763
Rouse Properties, Inc. (b)	551,821	10,219,725
Washington Prime Group, Inc.	127,369	2,193,294

		73,954,881
Real Estate Management & Development — 1.6%
Marcus & Millichap, Inc. (a)	414,683	13,788,210
Semiconductors & Semiconductor Equipment — 2.9%
DSP Group, Inc. (a)(c)	494,837	5,378,878
Exar Corp. (a)(b)	338,100	3,448,620
RF Micro Devices, Inc. (a)(b)	393,017	6,520,152
Teradyne, Inc.	124,800	2,469,792
Veeco Instruments, Inc. (a)	188,800	6,585,344

		24,402,786
Software — 2.9%
Bottomline Technologies, Inc. (a)(b)	362,197	9,156,340
Mentor Graphics Corp.	237,500	5,206,000
PTC, Inc. (a)	183,400	6,721,610
Take-Two Interactive Software, Inc. (a)	40,700	1,140,821
Zynga, Inc., Class A (a)	876,900	2,332,554

		24,557,325
Specialty Retail — 5.0%
Abercrombie & Fitch Co., Class A	197,029	5,642,910
Boot Barn Holdings, Inc. (a)(b)	56,100	1,021,020
The Children’s Place Retail Stores, Inc.	51,610	2,941,770
Genesco, Inc. (a)(b)	129,319	9,908,422
The Men’s Wearhouse, Inc.	236,776	10,453,660
Murphy USA, Inc. (a)	92,479	6,368,104
Penske Automotive Group, Inc.	119,943	5,885,603

		42,221,489
Textiles, Apparel & Luxury Goods — 1.3%
G-III Apparel Group Ltd. (a)	51,044	5,155,954
Vera Bradley, Inc. (a)(b)	301,546	6,145,507

		11,301,461

2	MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd. (a)	179,400	$4,612,374
Trading Companies & Distributors — 0.3%
DXP Enterprises, Inc. (a)	44,200	2,233,426
Total Common Stocks — 99.1%		838,927,608

Warrants (d)
Biotechnology — 0.1%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	220,500	396,900
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	189,197
Total Warrants — 0.1%		586,097
Total Long-Term Investments (Cost — $695,955,315) — 99.2%		839,513,705

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (e)(f)	8,065,251	$8,065,251
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (e)(f)(g)	$87,767	87,766,937
Total Short-Term Securities (Cost — $95,832,188) — 11.3%		95,832,188
Total Investments (Cost — $791,787,503*) — 110.5%		935,345,893
Liabilities in Excess of Other Assets — (10.5)%		(89,201,389)

Net Assets — 100.0%		$846,144,504

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$797,676,948

Gross unrealized appreciation	$184,512,573
Gross unrealized depreciation	(46,843,628)

Net unrealized appreciation	$137,668,945

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended December 31, 2014, investments in issuers (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2014	Shares Purchased	Shares Sold	Shares Held at December 31, 2014	Value Held at December 31, 2014	Income	Realized Gain (Loss)
dELiA*s, Inc.[1]	3,738,985	—	(3,738,985)	—	—	—	$(3,989,123)
DSP Group, Inc.[1]	719,437	—	(224,600)	494,837	$5,378,878	—	$(1,461,423)
Hansen Medical, Inc.[1]	3,304,601	987,328	(469,400)	3,822,529	$2,124,562	—	$(954,044)
LCA-Vision, Inc.[1]	1,955,583	—	(1,955,583)	—	—	—	$3,174,844
Lincoln Educational Services Corp.[1]	719,420	117,214	(67,800)	768,834	$2,168,112	$89,318	$(172,945)
OraSure Technologies, Inc.[1]	1,951,720	196,280	(1,232,288)	915,712	$9,285,320	—	$2,737,533
Pacific Biosciences of California, Inc.[1]	2,047,233	603,529	(1,304,440)	1,346,322	$10,555,164	—	$(427,372)

[1]	No longer an affiliated company or held by the Master LLC as of report date.

(d)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Represents the current yield as of report date.

(f)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at March 31, 2014	Net Activity	Shares/Beneficial Interest Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,684,642	1,380,609	8,065,251	$6,081
BlackRock Liquidity Series, LLC, Money Market Series	$114,194,743	$(26,427,806)	$87,766,937	$1,202,388

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2014	3

Schedule of Investments (concluded)	Master Value Opportunities LLC

(g)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$838,927,608	—	—	$838,927,608
Warrants	396,900	$189,197	—	586,097
Short-Term Securities	8,065,251	87,766,937	—	95,832,188

Total	$847,389,759	$87,956,134	—	$935,345,893

[1]	See above Schedule of Investments for values in each industry.

The Master LLC may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, collateral on securities loaned at value of $87,766,937 is categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

4	MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 23, 2015